Restructuring - Rollforward Activity (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring charge	$ 0	$ 0	$ 18,089,000	$ 0
Resource rationalization, 2020
Restructuring Reserve [Roll Forward]
Restructuring charge	0	$ 0	18,089,000	$ 0
Utilization			(4,920,000)
Foreign exchange movement			123,000
Provision balance	13,292,000		13,292,000
Resource rationalization, 2020 | Workforce reductions
Restructuring Reserve [Roll Forward]
Restructuring charge			11,391,000
Utilization			(4,278,000)
Foreign exchange movement			0
Provision balance	7,113,000		7,113,000
Resource rationalization, 2020 | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring charge			6,698,000
Utilization			(642,000)
Foreign exchange movement			123,000
Provision balance	6,179,000		6,179,000
Resource rationalizations 2018
Restructuring Reserve [Roll Forward]
Restructuring charge			0			$ 12,490,000
Utilization			(668,000)		$ (4,782,000)	(6,071,000)
Provision balance	969,000		969,000		1,637,000	6,419,000
Resource rationalizations 2018 | Workforce reductions
Restructuring Reserve [Roll Forward]
Restructuring charge						9,684,000
Utilization			(430,000)		(3,554,000)	(5,399,000)
Provision balance	301,000		301,000		731,000	4,285,000
Resource rationalizations 2018 | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring charge						2,806,000
Utilization			(238,000)		(1,228,000)	(672,000)
Provision balance	$ 668,000		$ 668,000		$ 906,000	$ 2,134,000